Loans	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2019	2018

Residential real estate
One- to four-family	$216,066	$206,908
Multi-family	15,928	15,113
Construction	3,757	2,919
Land	852	677
Farm	3,157	2,295
Nonresidential real estate	30,419	32,413
Commercial and industrial	2,075	1,917
Consumer and other
Loans on deposits	1,415	1,470
Home equity	8,214	7,603
Automobile	91	63
Unsecured	451	508
	282,425	271,886

Allowance for loan losses	(1,456)	(1,576)
	$280,969	$270,310

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2019 and 2018. There were $949,000 and $1.1 million in loans acquired with deteriorated credit quality at June 30, 2019 and 2018, respectively.

June 30, 2019:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,837	$949	$4,786	$--	$--	$--
Multi-family	685	--	685	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	683	--	683	--	--	--
	5,514	949	6,463	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$210,595	$685	$--	$685
Multi-family			15,928	200	--	200
Construction			3,757	6	--	6
Land			852	1	--	1
Farm			2,848	6	--	6
Nonresidential real estate			29,736	336	--	336
Commercial and industrial			2,075	5	--	5
Consumer and other
Loans on deposits			1,415	3	--	3
Home equity			8,214	14	--	14
Automobile			91	--	--	--
Unsecured			451	--	--	--
Unallocated			--	--	200	200
			275,962	1,256	200	1,456
			$282,425	$1,256	$200	$1,456

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2018:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,977	$1,138	$4,115	$--	$--	$--
Farm	310	--	310	--	--	--
Nonresidential real estate	122	--	122	--	--	--
	3,409	1,138	4,547	--	--	--
Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family
Multi-family			$202,793	$795	$--	$795
Construction			15,113	225	--	225
Land			2,919	8	--	8
Farm			677	1	--	1
Nonresidential real estate			1,985	6	--	6
Commercial and industrial			32,291	321	--	321
Consumer and other			1,917	3	--	3
Loans on deposits
Home equity			1,470	3	--	3
Automobile			7,603	13	--	13
Unsecured			63	--	--	--
Unallocated			508	1	--	1
			--	--	200	200
			267,339	1,376	200	1,576
			$271,886	$1,376	$200	$1,576

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2019 and 2018:

June 30, 2019:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,786	$--	$4,449	$226	$226
Multi-family	685	--	343	26	26
Farm	309	--	310	--	--
Nonresidential real estate	683	--	403	7	7
Total	$6,463	$--	$5,505	$259	$259

June 30, 2018:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,115	$--	$4,507	$97	$71
Farm	310	--	310	--	--
Nonresidential real estate	122	--	122	--	--
Total	$4,547	$--	$4,939	$97	$71

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2019 and 2018. The tables include loans acquired with deteriorated credit quality. At June 30, 2019, the table below includes approximately $369,000 of loans on nonaccrual and no loans past due over 90 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2018, approximately $764,000 of loans on nonaccrual and $374,000 of loans past due over 90 days and still accruing represent such loans.

	June 30, 2019		June 30, 2018
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate:
One- to four-family	$4,545	$1,747	$4,210	$2,419
Multi-family	685	--	--	--
Farm	309	--	310	--
Nonresidential real estate	683	49	708	--
Commercial and industrial	1	--	7	--
Consumer	9	--	11	--
	$6,232	$1,796	$5,246	$2,419

Troubled Debt Restructurings:

During the year ended June 30, 2019, the terms of two one- to four family residential real estate loans totaling $323,000 were modified as troubled debt restructurings ("TDRs.") One loan totaling $248,000 was refinanced with $30,000 cash out because of cost overruns associated with construction of two four-plexes. This loan was part of an overall credit facility maintained for the construction project. The credit facility is secured by the project real estate as well as additional real estate. The loan was classified as a TDR because of payment delays experienced by the borrower. Subsequent to June 30, 2019, an updated appraisal showing adequate loan-to-value in support of the project was obtained. One loan totaling $75,000 was modified with $15,000 cash out and an extension of the loan term to enable the borrower to consolidate debts and establish acceptable debt service obligations after a period of unemployment. Although the interest rate on this loan was the same rate offered to other customers at the time, the credit was determined to be a TDR because the borrower's credit worthiness had deteriorated. Because the restructured loan bears interest at the same rate offered to other such borrowers and the repayment period was extended slightly, the borrower is expected to be able to service the debt as restructured.

During the year ended June 30, 2018, the terms of four one- to four-family residential real estate loans totaling $440,000 were modified as TDRs. Two loans totaling $325,000 were refinanced because we determined the borrowers could likely not have obtained financing from another lender given their circumstances at the time of refinancing. Two loans totaling $93,000 were modified under Chapter 7 bankruptcy proceedings in which neither borrower re-affirmed his personal liability to repay the loan. One loan totaling $23,000 was modified to reduce the interest rate and to extend the loan term. Although the interest rate on this loan was the same rate offered to other customers at the time, the credit was determined to be a TDR, because the borrower's credit worthiness had deteriorated. Because the restructured loan bears interest at the same rate offered to other borrowers and the repayment period was extended slightly, the borrower was expected to be able to service the debt as restructured.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company's internal underwriting policy.

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2019 or 2018. The Company had no commitments to lend additional amounts as of June 30, 2019 and 2018, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had no loans which defaulted during fiscal 2019 and had four TDR loans totaling $136,000 default during fiscal 2018.

The following tables present the aging of the principal balance outstanding in accruing past due loans as of June 30, 2019 and 2018, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2019, the table below includes no loans 30-89 days past due and approximately $13,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2018, the table below includes $277,000 of loans 30-89 days past due and approximately $374,000 of loans past due over 90 days of such loans.

June 30, 2019:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,021	$3,479	$7,500	$208,566	$216,066
Multi-family	--	248	248	15,680	15,928
Construction	753	--	753	3,004	3,757
Land	--	--	--	852	852
Farm	2	--	2	3,155	3,157
Nonresidential real estate	362	49	411	30,008	30,419
Commercial and industrial	--	--	--	2,075	2,075
Consumer and other:
Loans on deposits	--	--	--	1,415	1,415
Home equity	38	--	38	8,176	8,214
Automobile	8	--	8	83	91
Unsecured	--	--	--	451	451
Total	$5,184	$3,776	$8,960	$273,465	$282,425

June 30, 2018:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,182	$4,051	$7,233	$199,675	$206,908
Multi-family	792	--	792	14,321	15,113
Construction	--	--	--	2,919	2,919
Land	--	--	--	677	677
Farm	--	--	--	2,295	2,295
Nonresidential real estate	--	269	269	32,144	32,413
Commercial and industrial	--	--	--	1,917	1,917
Consumer and other:
Loans on deposits	--	--	--	1,470	1,470
Home equity	9	5	14	7,589	7,603
Automobile	--	--	--	63	63
Unsecured	3	--	3	505	508
Total	$3,986	$4,325	$8,311	$263,575	$271,886

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2019, and 2018, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2019:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$894	$8,683	$--	$206,489
Multi-family	15,243	--	685	--	--
Construction	3,757	--	--	--	--
Land	852	--	--	--	--
Farm	2,848	--	309	--	--
Nonresidential real estate	28,990	746	683	--	--
Commercial and industrial	1,584	--	491	--	--
Consumer and other:
Loans on deposits	1,415	--	--	--	--
Home equity	8,053	137	24	--	--
Automobile	91	--	--	--	--
Unsecured	446	--	5	--	--
Total	$63,279	$1,777	$10,880	$--	$206,489

June 30, 2018:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$1,093	$10,215	$--	$195,600
Multi-family	14,445	--	668	--	--
Construction	2,919	--	--	--	--
Land	677	--	--	--	--
Farm	1,985	--	310	--	--
Nonresidential real estate	31,700	--	713	--	--
Commercial and industrial	1,910	--	7	--	--
Consumer and other:
Loans on deposits	1,470	--	--	--	--
Home equity	7,603	--	--	--	--
Automobile	63	--	--	--	--
Unsecured	506	--	2	--	--
Total	$63,278	$1,093	$11,915	$--	$195,600

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2019 and 2018:

June 30, 2019:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$795	$41	$(190)	$39	$685
Multi-family	225	(25)	--	--	200
Construction	8	(2)	--	--	6
Land	1	--	--	--	1
Farm	6	--	--	--	6
Nonresidential real estate	321	15	--	--	336
Commercial and industrial	3	2	--	--	5
Consumer and other:
Loans on deposits	3	--	--	--	3
Home equity	13	1	--	--	14
Unsecured	1	(21)	--	20	--
Unallocated	200	--	--	--	200
Totals	$1,576	$11	$(190)	$59	$1,456

June 30, 2018:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$773	$164	$(240)	$98	$795
Multi-family	243	(18)	--	--	225
Construction	6	2	--	--	8
Land	4	(3)	--	--	1
Farm	9	(3)	--	--	6
Nonresidential real estate	270	51	--	--	321
Commercial and industrial	6	(3)	--	--	3
Consumer and other:
Loans on deposits	4	(1)	--	--	3
Home equity	17	(4)	--	--	13
Unsecured	1	--	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,533	$185	$(240)	$98	$1,576

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $351,000 and $383,000, at June 30, 2019 and 2018, respectively, was as follows:

(in thousands)	2019	2018

Residential real estate:
One- to four-family	$949	$1,138

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2019	2018

Balance at beginning of year	$634	$720
Accretion of income	(90)	(86)
Balance at end of year	$544	$634

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2019 or 2018, nor were any allowance for loan losses reversed during those years.